Deferred government grants	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Deferred government grants

35.	Deferred government grants:

During the year June, 2026, the Company received government grants of $2,273 from the New York State Energy Research and Development Authority (NYSERDA) in connection with the completion of construction of a solar project. All conditions attached to the grants were satisfied prior to receipt, and there are no unfulfilled conditions, contingencies, or expected reimbursements as at the reporting date.

	June 30, 2026	June 30, 2025
Beginning of the period	$-	-
Government grants received	2,273	-
Government grants income recognized	(71)	-
Foreign currency impact	77
Balance, end of the period	$2,280	-

Current	118	-
Non-current	2,162	-
	$2,280	-

Total government grant income of $71 was recorded in other income (expense) for the year ended June 30, 2026, respectively (2025 and 2024 – nil).